Document and Entity Information	Nov. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2023
Entity File Number	001-38449
Entity Registrant Name	Broadcom Inc.
Entity Central Index Key	0001730168
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 Ridder Park Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131-2313
City Area Code	408
Local Phone Number	433-8000
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false